ACCOUNTING POLICIES AND ESTIMATES (Details Narrative)	12 Months Ended
	Dec. 31, 2015 USD ($) Number	Sep. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)
Plant and equipment costs	$ 135,016	$ 135,470
Qpagos, S.A. P.I de C.V [Member]
Percentage of ownership interest	99.996%	99.996%
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Percentage of ownership interest		100.00%
Redpag Electronicos, S.A. P.I. de C.V [Member]
Percentage of ownership interest	99.99%	99.99%
QPAGOS Corporation - Parent Company [Member]
Number of reportable segment | Number	1
Cash FDIC uninsured amount	$ 531,238
Plant and equipment costs	$ 135,016		$ 130,585
Amortized period of intangible assets	5 years
QPAGOS Corporation - Parent Company [Member] | Minimum [Member]
Plant and equipment costs	$ 1,000